15. Tax	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 15. Tax

A reconciliation of the provision (benefit) for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows for the years ended December 31:

	2015	2014
Computed tax at the federal statutory rate of 34%	$(4,849,000)	$(1,703,000)
Return to provision adjustment	-	420,000
Debt discounts	3,399,000	(1,010,000)
Other	10,000	7,000
Valuation allowance	1,440,000	2,286,000
Provision for income taxes	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows at December 31:

	2015	2014
Deferred tax assets:
Accrued Compensation	$2,907,000	$2,638,000
Net operating loss carryforwards	8,303,000	7,185,000
Property and equipment	(3,000)	38,000
Other	62,000	-
Valuation Allowance	(11,269,000)	(9,861,000)

Det deferred tax assets	$-	$-

For the years ended December 31, 2015 and 2014, the Company incurred net operating losses and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At December 31, 2015, the Company had approximately $24,421,000 of net operating losses. The net operating loss carryforwards, if not utilized, will begin to expire in 2031.

Section 382 of the Internal Code allows post-change corporations to use pre-change net operating losses, but limit the amount of losses that may be used annually to a percentage of the entity value of the corporation at the date of the ownership change. The applicable percentage is the federal long-term tax-exempt rate for the month during which the change in ownership occurs.

The Company's effective income tax rates for the years ended December 31, 2015 and December 31, 2014, respectively are different than what would be expected if the statutory rate were applied to net income before income tax expense primarily because of non-deductible change in the fair value of the warrant liability, expense charges in connection with various non-cash financing transactions and other permanent differences.